Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Fair Value of Acquired Net Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 06, 2024
GGAL Holdings S.A., GGAL Participaciones S.A.U., And Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Total	$ 2,337,113,004	$ 2,358,986,431
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Total		2,358,744,850
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Total		61,088
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Total		$ 180,493